COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	0 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended						1 Months Ended	10 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended			1 Months Ended	9 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended			3 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended
	Apr. 04, 2011	Jul. 31, 2013	Dec. 31, 2002	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2007	Apr. 30, 2011 sqft	Apr. 30, 2011 acre	Dec. 20, 2012 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Oct. 31, 2007 Common Stock [Member]	Mar. 22, 2013 Brio Claim [Member]	Jul. 31, 2013 Brio Claim [Member] Common Stock [Member]	Oct. 31, 2012 Mr Moore [Member]	Mar. 07, 2005 Dr Rothman [Member]	Mar. 06, 2013 Separation Agreement [Member]	Mar. 13, 2013 Office and Laboratory Lease [Member]	Apr. 30, 2011 Office and Laboratory Lease [Member]	Jul. 31, 2013 Office and Laboratory Lease [Member]	May 10, 2010 Pennsylvania [Member]	Jul. 31, 2009 Pennsylvania [Member]	Jul. 31, 2013 Pennsylvania [Member]	Oct. 31, 2012 Pennsylvania [Member]	Jul. 24, 2012 Numoda [Member]	Jun. 13, 2012 Numoda [Member]	May 10, 2010 Numoda [Member]	Jul. 31, 2009 Numoda [Member]	Jul. 31, 2013 Numoda [Member]	Oct. 31, 2012 Numoda [Member]	Jul. 31, 2013 Numoda Socius Stock Issuance [Member]	Jul. 31, 2013 Numoda Socius Stock Issuance [Member]	Jul. 24, 2012 Numoda Socius Stock Issuance [Member]	Apr. 30, 2011 Office Laboratory Lease [Member]	Jul. 31, 2013 Office Laboratory Lease [Member]
Commitments And Contingencies [Line Items]
Option Exercise Fee Payable																					$ 35,000
Stock issued			235,000		1,676,554	6,828,293	9,380,902				1	474			12,000						70,000						350,000
Stock Issued (in shares)										267,117	320	473,826									3,111				192,467	120,000	28,000
Stock Price		$ 3.50		$ 5.625	$ 17.625								$ 25.00								$ 22.50
Historical Patent Costs																					462,000
Licenses Revenue																								517,000
Licensing Agreement Expenses																							460,000
Due from Affiliates																													7,650,000	7,400,000
Payments for Leasing Costs	16,000																		21,000
Cost of Utilities																			7,200															7,200
Cost Of Utilities Per R E																			10,700															10,700
Lease Expiration Date																			Nov. 29, 2015															Nov. 29, 2015
Expected Lease Operating Expenses																			38,000	337,000														38,000	337,000
Operating Leases, Rent Expense																			54,000	1,020,000														54,000	1,020,000
Base Officers Compensation																305,000
Increase Decrease In Officer Compensation															350,000
Granted Weighted-Average Exercise Price		$ 9.375		$ 18.75	$ 15.00										$ 50.00
Officer Compensation Payable In Cash																275,000
Officer Compensation Payable In Stock																30,000
Common stock, shares issued		4,898,248		3,158,433	2,001,377																										197,449	197,449
Non Cash Income		148,000		223,620																					618,000
Total Projected Agreement Cost																						12,200,000						12,200,000
Other Noncash Income																										869,000					0	615,000
Purchase Price Per Share																										$ 18.75
Cancellation Of Accounts Receivables																										2,250,000
Accounts payable		223,620																											1,400,000	858,000
Clinical Trail Services Settlement Claim																																	2,888,860
Settlement Claim		75,000																							1,800,000								1,800,000
Settlement Claim Towards Transaction Related Costs																																	1,000,000
Proceeds From Net Operating Losses		725,000
Area of Land								10,000	10.000
Loss Contingency Damages Sought Shares													21,742
Loss Contingency, Damages Sought, Value													500,000
General Release Agreement																	275,000
Estimated Utility Cost																		450,000
Accelerated Share Repurchases, Settlement (Payment) or Receipt																		200,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months																		100,000
Operating Leases, Future Minimum Payments, Due in Two Years																		100,000
Reduced Monthly Lease Payment Under Sublease Agreement																		20,000
Other Noncash Expense														$ 232,000